Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Loss [Abstract]
Revenues	$ 2,032	$ 3,820	$ 789
Research and development expenses	(10,976)	(6,075)	(5,106)
General and administrative expenses	(3,059)	(3,159)	(2,868)
Operating loss	(12,003)	(5,414)	(7,185)
Other income			769
Financial expenses	(693)	(1,204)	(621)
Financial income	3,109	51	633
Total Financial income (expense), net	2,416	(1,153)	12
Loss before taxes on income	(9,587)	(6,567)	(6,404)
Taxes on income		(4)	(29)
Net loss	(9,587)	(6,571)	(6,433)
Amounts that will not be reclassified subsequently to profit or loss:
Adjustment arising from translating financial statements from functional currency to presentation currency			636
Total other comprehensive loss			636
Total comprehensive loss	(9,587)	(6,571)	(5,797)
Net loss Attributable to:
Equity holders of the Company	(9,587)	(6,571)	(6,339)
Non-controlling interests			(94)
Net loss	(9,587)	(6,571)	(6,433)
Total comprehensive loss attributable to:
Equity holders of the Company	(9,587)	(6,571)	(5,703)
Non-controlling interests			(94)
Total comprehensive loss	$ (9,587)	$ (6,571)	$ (5,797)
Net loss per share attributable to equity holders of the Company:
Basic and diluted net loss per share	$ (0.11)	$ (0.17)	$ (0.19)